CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenue	$ 459,125	$ 89,526	$ 110,553
Expenses
Advertising and promotion	3,511	8,223	13,402
Amortization	15,074	14,954	43,620
Consulting fees	193,667	57,701	32,075
Filing fees	25,196	11,239	12,839
Foreign exchange	(323,724)	(50,759)	84,791
Interest and bank charges	106,719	208,909	208,076
Inventory costs	266,365	147,176	254,342
Management fees	161,428	214,621	241,701
Office and administrative	181,367	205,244	271,134
Professional fees	97,642	125,705	192,171
Rent	140,679	195,255	221,568
Salaries, wages and benefits	777,645	979,960	1,091,594
Travel	19,003	94,864	90,068
Total Expenses	1,664,572	2,213,092	2,757,381
Operating Loss	(1,205,447)	(2,123,566)	(2,646,828)
Other Income
Interest income	408	4,094
Net Loss For The Year	$ (1,205,039)	$ (2,119,472)	$ (2,646,828)
Basic And Diluted Loss Per Common Share (in dollars per share)	$ (0.02)	$ (0.03)	$ (0.04)
Weighted Average Number Of Common Shares Outstanding (in shares)	71,128,456	71,128,456	71,128,456